Commitments and Related Party Transactions (Fortman Insurance Agency, LLC)	12 Months Ended
Dec. 31, 2018
Fortman Insurance Agency, LLC [Member]
Commitments and Related Party Transactions

NOTE 7. COMMITMENTS AND RELATED PARTY TRANSACTIONS

Operating Leases

The Company has a lease agreement to lease office space in Ottawa, Ohio from a related party through common ownership, classified as an operating lease. This lease is $6,000 per month. This lease is month- to-month and can be cancelled at any time.

The Company has a lease agreement to lease office space in Bluffton, Ohio from an unrelated third party, classified as an operating lease. This lease is $680 per month and ends March 1, 2020.

Future minimum lease payments approximate the following as of December 31, 2018:

Years ending December 31,
2019	$8,160
2020	2,720
Total	$10,880

Rent expense amounted to $81,960 and $80,160 for the years ended December 31, 2018 and 2017, respectively.

During the year ended December 31, 2018, the Company transferred 900 shares of private bank stock to another entity owned by the members of the Company. The shares were transferred out of the Company through shareholder distributions at the carrying value of $35,804.